COMMITMENTS AND CONTINGENCIES - Capital expenditure commitments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Future minimum capital payment under non-cancellable agreements
2023	¥ 314,793
2024	11,675
Total	¥ 326,468